                              CERTIFICATION

    Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell &
Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No.
811-2552) ("Registrant") hereby certifies (a) that the respective forms of
Prospectus used for Core Investment Fund and Bond Fund of Registrant and of
the Statement of Additional Information used with respect to Registrant do not differ from such Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 126 ("Amendment No. 126") to its
Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 126 was filed electronically.

                             WADDELL & REED ADVISORS
                             FUNDS, INC.

Dated: December 20, 2000      By:  /s/Kristen A. Richards
                                   -----------------------
                                    Kristen A. Richards
                                    Vice President, Secretary and
                                    Associate General Counsel